Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

The Company has no income tax expense or benefit for the years ended December 31, 2023 and 2022, since the Company has a full valuation allowance for the net operating loss carryforwards in these periods.

We recognize tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized from such positions are estimated based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions to be reported for the tax years 2023 and 2022.

The Tax Cuts and Jobs Act of 2017 (“TCJA”) amended IRC Section 174 to require capitalization of all research and development (“R&D”) costs incurred in tax years beginning after December 31, 2021. These costs are required to be amortized over five years if the R&D activities are performed in the U.S., or over 15 years if the activities were performed outside the U.S. For tax reporting purposes, the Company capitalized $3,517,485 and $1,488,530 of R&D expenses incurred as of December 31, 2023 and 2022, respectively.

The reconciliation of income tax benefit at the U.S. statutory rate of 21% to the Company’s tax expense is as follows:

	December 31,	December 31
	2023	2022 (as restated)
Federal tax benefit at statutory rate	$(1,384,472)	$(1,049,174)
State income taxes, net of federal tax effect	(452,682)	(351,022)
Rate change	(5,710)	(409)
R & D tax credits	(240,000)	(69,461)
Return to provision adjustments	286,015	201,235
Permanent differences
Derivative Debt Discount Amortization	562,568	—
Change in FMV of Warrant Liability	(617,655)	217,926
Loss on convertible note conversion	132,984	503,249
Other	126,012	169,946
Change in valuation allowance	1,535,466	377,709
Shortfall of stock compensation expense	40,674	—
Other adjustments	16,800	1
Income tax expense	$—	$—

The principal components of deferred tax assets consist of the following:

	December 31,	December 31,
	2023	2022 (as restated)
Deferred tax asset:
Net operating loss carryforwards	$1,727,566	$751,844
Fixed assets	—	804
Intangibles (includes Section 174 capitalization)	1,197,938	405,172
R&D tax credits	423,915	200,715
Equity based compensation	1,251	11,626
Interest & other accrued expenses	72,140	29,336
Lease asset/(liability)	6,326	1,889
Total	$3,429,136	$1,401,386

	December 31,	December 31,
Deferred tax liabilities:	2023	2022 (as restated)
Change in fair market value of securities	$(19,943)	$—
Prepaid expenses	(30,544)	(46,718)
State income tax deferred	—	(60,196)
Fixed assets	(2,746)	—
Total	$(53,233)	$(106,914)

Total deferred tax asset	$3,375,903	$1,294,472
Less: valuation allowance	(3,375,903)	(1,294,472)
Net deferred tax asset	$—	$—

A reconciliation of the U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal tax effect	6.9%	7.0%
Change in tax rate	0.1%	—%
R&D tax credits	3.6%	1.4%
Return to provision adjustments	(4.3)%	(4.0)%
Permanent differences
Derivative Debt Discount Amortization	(8.6)%	—%
Change in FMV of Warrant Liability	9.4%	(4.3)%
Loss on convertible note conversion	(2.0)%	(10.1)%
Other	(1.9)%	(3.4)%
Change in valuation allowance	(23.2)%	(7.6)%
Shortfall of stock compensation expense	(0.6)%	—%
Other adjustments	(0.4)%	—%
Total income tax expense	—%	—%

As of December 31, 2023, the Company had approximately $6.4 million and $5.9 million of net operating losses (“NOL”) carried forward to offset federal and state taxable income, if any, in the future. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

NOLs created prior to 2018 could be carried back two years and carried forward 20 years. As amended by the Tax Cuts and Jobs Act of 2017 (TCJA), NOLs created after 2017 can no longer be carried back and are instead carried forward indefinitely. The Company has $139,813 and $238,380 of federal NOL carryforwards from 2016 and 2017, respectively, which begin to expire in 2036. The Company has an additional $6.0 million and $5.9 million of federal and state NOLs created after 2017, respectively, which can be carried forward indefinitely. The NOLs can be used to offset future income limited to the lesser of the NOL or 80% of the year’s taxable income.

As of December 31, 2023, the Company has $360,715 of federal Research and Development (R&D) tax credits. These can be carried forward 20 years to offset future federal income tax. These begin to expire in 2037. Additionally, the Company has $80,000 of state R&D tax credits which can be carried forward seven years. These begin to expire in 2030.